Leases - Schedule of lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Expense Abstract
Operating lease cost	$ 3,747	$ 3,193	$ 678
Variable lease cost	240	182	51
Operating lease expense	3,987	3,375	729
Short-term lease rent expense			19
Total lease expense	$ 3,987	$ 3,375	$ 748